3. SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION: (j) Income taxes (Policies)	12 Months Ended
Jan. 31, 2026
Policies
(j) Income taxes

(j)Income taxes

Income tax expense comprises current and deferred tax.  Income tax is recognized in the statements of net loss and comprehensive loss except to the extent it relates to items recognized in other comprehensive income or directly in equity.

(i)Current tax

Current tax expense is based on the results for the period as adjusted for items that are not taxable or not deductible.  Current tax is calculated using tax rates and laws that were enacted or substantively enacted at the end of the reporting period.  Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation.  Provisions are established where appropriate on the basis of amounts expected to be paid to the tax authorities.

(ii)Deferred tax

Deferred taxes are the taxes expected to be payable or recoverable on the difference between the carrying amounts of assets in the statement of financial position and their corresponding tax bases used in the computation of taxable profit, and are accounted for using the statement of financial position liability method.  Deferred tax liabilities are generally recognized for all taxable temporary differences between the carrying amounts of assets and their corresponding tax bases.  Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized.  Such assets and liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill or from the initial recognition (other than in a business combination) of other assets in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax liabilities:

•are generally recognized for all taxable temporary differences;

•are recognized for taxable temporary differences arising on investments in subsidiaries except where the reversal of the temporary difference can be controlled and it is probable that the difference will not reverse in the foreseeable future; and

•are not recognized on temporary differences that arise from goodwill which is not deductible for tax purposes.

Deferred tax assets:

•are recognized to the extent it is probable that taxable profits will be available against which the deductible temporary differences can be utilized; and

•are reviewed at the end of the reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of an asset to be recovered.